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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Capital Allocation Fund
ING Core Equity Research Fund
ING Corporate Leaders 100 Fund
ING Large Cap Growth Fund
ING Small Company Fund
ING SMID Cap Equity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Capital Allocation Fund	as of August 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 99.0%
		Affiliated Investment Companies: 99.0%
443,277		ING Core Equity Research Fund - Class I	$5,864,556	3.0
1,331,236		ING Emerging Markets Equity Fund - Class I	13,711,730	7.0
677,928		ING Global Bond Fund - Class I	7,809,731	4.0
226,427		ING Global Real Estate Fund - Class I	3,912,659	2.0
1,480,587		ING High Yield Bond Fund - Class I	11,741,056	6.0
1,423,922		ING Index Plus International Equity Fund - Class I	10,836,050	5.6
4,568,342		ING Intermediate Bond Fund - Class I	46,460,037	23.8
971,824	@	ING International Core Fund - Class I	8,756,136	4.5
2,916,981	@	ING Large Cap Growth Fund - Class I	30,307,429	15.6
2,702,746		ING Large Cap Value Fund - Class I	30,297,784	15.5
722,928		ING MidCap Opportunities Fund - Class I	15,644,167	8.0
517,833		ING Small Company Fund - Class I	7,803,737	4.0
		Total Mutual Funds
		(Cost $177,673,103)	193,145,072	99.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
		Energy: — %
200,000	±, X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	$—	—
200,000	±, X	Greater Ohio Ethanol, LLC, 12.630%, 12/31/13	—	—
			—	—

		Financials: — %
200,000	#, ±, X	Twin Reefs Pass-through Trust, 1.390%, 12/10/49	—	—

		Total Corporate Bonds/Notes
		(Cost $508,966)	—	—

ASSET-BACKED SECURITIES: 0.0%
		Other Asset-Backed Securities: 0.0%
5,713		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.836%, 07/25/33	4,949	0.0
97,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	95,568	0.0

2,177		Residential Asset Mortgage Products, Inc., 0.856%, 06/25/33	1,854	0.0

		Total Asset-Backed Securities
		(Cost $104,886)	102,371	0.0

		Total Investments in Securities (Cost $178,286,955)	$193,247,443	99.0
		Assets in Excess of Other Liabilities	1,919,421	1.0
		Net Assets	$195,166,864	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

		Cost for federal income tax purposes is $179,986,983.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$15,995,479
		Gross Unrealized Depreciation	(2,735,019)
		Net Unrealized Appreciation	$13,260,460

PORTFOLIO OF INVESTMENTS
ING Capital Allocation Fund	as of August 31, 2012 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2012
Asset Table
Investments, at fair value
Mutual Funds	$193,145,072	$—	$—	$193,145,072
Corporate Bonds/Notes	—	—	—	—
Asset-Backed Securities	—	102,371	—	102,371
Total Investments, at fair value	$193,145,072	$102,371	$—	$193,247,443
Other Financial Instruments+
Futures	1,057,144	—	—	1,057,144
Total Assets	$194,202,216	$102,371	$—	$194,304,587
Liabilities Table
Other Financial Instruments+
Futures	$(544,341)	$—	$—	$(544,341)
Total Liabilities	$(544,341)	$—	$—	$(544,341)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended August 31, 2012.

ING Capital Allocation Fund Open Futures Contracts on August 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	167	09/21/12	$11,732,585	$1,057,144
			$11,732,585	$1,057,144
Short Contracts
Mini MSCI Emerging Markets Index	(249)	09/21/12	(11,793,885)	(544,341)
			$(11,793,885)	$(544,341)

PORTFOLIO OF INVESTMENTS
ING Core Equity Research Fund	as of August 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Consumer Discretionary: 12.3%
146,500		CBS Corp. - Class B	$5,323,810	1.3
250,100		Comcast Corp. — Class A	8,385,853	2.1
95,104	@	Delphi Automotive PLC	2,880,700	0.7
120,400		Foot Locker, Inc.	4,162,228	1.0
33,823	@	Liberty Media Corp. - Liberty Capital	3,527,062	0.9
188,600		Lowe’s Cos., Inc.	5,371,328	1.3
153,979		Macy’s, Inc.	6,206,894	1.6
70,066	@	Michael Kors Holdings Ltd.	3,780,061	1.0
109,100		Starbucks Corp.	5,412,451	1.4
74,800		Wyndham Worldwide Corp.	3,900,072	1.0
			48,950,459	12.3
		Consumer Staples: 7.9%
74,400		Beam, Inc.	4,341,984	1.1
173,000		Coca-Cola Enterprises, Inc.	5,108,690	1.3
71,000		Costco Wholesale Corp.	6,948,770	1.7
47,900		JM Smucker Co.	4,070,063	1.0
44,500	@	Monster Beverage Corp.	2,622,385	0.7
94,400		Philip Morris International, Inc.	8,429,920	2.1
			31,521,812	7.9
		Energy: 12.1%
52,000	@	Cameron International Corp.	2,844,920	0.7
38,300		EOG Resources, Inc.	4,147,890	1.0
220,920		ExxonMobil Corp.	19,286,316	4.9
165,900		Halliburton Co.	5,434,884	1.4
52,215		National Oilwell Varco, Inc.	4,114,542	1.0
76,800		Range Resources Corp.	5,006,592	1.3
90,300	@	Rowan Companies PLC	3,176,754	0.8
58,100		Royal Dutch Shell PLC - Class A ADR	4,065,257	1.0
			48,077,155	12.1
		Financials: 13.1%
141,320		Citigroup, Inc.	4,198,617	1.0
379,400		Fifth Third Bancorp.	5,744,116	1.4
192,098		JPMorgan Chase & Co.	7,134,520	1.8
116,900		Prudential Financial, Inc.	6,372,219	1.6
47,558		Reinsurance Group of America, Inc.	2,793,557	0.7
59,100		Travelers Cos., Inc.	3,826,134	1.0
204,900		US Bancorp.	6,845,709	1.7
326,690		Wells Fargo & Co.	11,117,261	2.8
187,434		XL Group PLC	4,333,474	1.1
			52,365,607	13.1
		Health Care: 9.4%
110,900		Abbott Laboratories	7,268,386	1.8
71,789	@	Covidien PLC	4,023,773	1.0
54,500	@	Express Scripts Holding Co.	3,412,790	0.9
110,900	@	Gilead Sciences, Inc.	6,397,821	1.6
69,800	@	Mylan Laboratories	1,645,186	0.4
447,600		Pfizer, Inc.	10,679,736	2.7
48,600	@	Watson Pharmaceuticals, Inc.	3,953,610	1.0
			37,381,302	9.4
		Industrials: 10.4%
31,800		Acuity Brands, Inc.	2,040,288	0.5
78,200		Boeing Co.	5,583,480	1.4
70,300		Dover Corp.	4,064,043	1.0
96,800		Fluor Corp.	4,985,200	1.2
70,800		General Dynamics Corp.	4,638,108	1.2
47,100		Pall Corp.	2,614,521	0.7
31,900	@	TransDigm Group, Inc.	4,421,978	1.1
52,963		Union Pacific Corp.	6,431,827	1.6
139,400		Waste Connections, Inc.	4,035,630	1.0
46,500	@	Wesco International, Inc.	2,686,770	0.7
			41,501,845	10.4
		Information Technology: 21.0%
203,200	@	Adobe Systems, Inc.	6,354,064	1.6
60,000	@	Ansys, Inc.	4,182,000	1.0
39,348		Apple, Inc.	26,175,863	6.6
311,400	@	EMC Corp.	8,186,706	2.1
22,800	@	Google, Inc. - Class A	15,620,052	3.9
114,400		Jabil Circuit, Inc.	2,606,032	0.7
151,400	@	NetApp, Inc.	5,226,328	1.3
278,000		Oracle Corp.	8,798,700	2.2
102,669		Qualcomm, Inc.	6,310,037	1.6
			83,459,782	21.0
		Materials: 3.6%
81,400		Allegheny Technologies, Inc.	2,412,696	0.6
79,300		Eastman Chemical Co.	4,382,118	1.1
103,700		EI Du Pont de Nemours & Co.	5,159,075	1.3
71,500		Packaging Corp. of America	2,289,430	0.6
			14,243,319	3.6
		Telecommunication Services: 4.6%
247,500		AT&T, Inc.	9,068,400	2.3
97,900		CenturyTel, Inc.	4,137,254	1.0
84,800	@	SBA Communications Corp.	5,069,344	1.3
			18,274,998	4.6
		Utilities: 2.2%
116,300		Exelon Corp.	4,241,461	1.1

PORTFOLIO OF INVESTMENTS
ING Core Equity Research Fund	as of August 31, 2012 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
253,000		NV Energy, Inc.	$4,437,620	1.1
			8,679,081	2.2
		Total Common Stock
		(Cost $303,612,518)	384,455,360	96.6

SHORT-TERM INVESTMENTS: 5.2%
		Mutual Funds: 5.2%
20,697,000		BlackRock Liquidity Funds, TempFund, Institutional
		Class
		(Cost $20,697,000)	20,697,000	5.2

		Total Short-Term Investments
		(Cost $20,697,000)	20,697,000	5.2

		Total Investments in Securities (Cost $324,309,518)	$405,152,360	101.8
		Liabilities in Excess of Other Assets	(7,319,376)	(1.8)
		Net Assets	$397,832,984	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $327,906,633.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$90,996,942
		Gross Unrealized Depreciation	(13,751,215)
		Net Unrealized Appreciation	$77,245,727

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2012
Asset Table
Investments, at fair value
Common Stock*	$384,455,360	$—	$—	$384,455,360
Short-Term Investments	20,697,000	—	—	20,697,000
Total Investments, at fair value	$405,152,360	$—	$—	$405,152,360
Other Financial Instruments+
Futures	62,812	—	—	62,812
Total Assets	$405,215,172	$—	$—	$405,215,172

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended August 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Core Equity Research Fund	as of August 31, 2012 (Unaudited) (Continued)

ING Core Equity Research Fund Open Futures Contracts on August 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	15	09/21/12	$1,053,825	$62,812
			$1,053,825	$62,812

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of August 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 11.8%
12,485	@	Amazon.com, Inc.	$3,099,152	1.0
88,948		Comcast Corp. — Class A	2,982,426	1.0
288,221		Ford Motor Co.	2,691,984	0.9
53,405		Home Depot, Inc.	3,030,734	1.0
101,332		Lowe’s Cos., Inc.	2,885,935	1.0
31,324		McDonald’s Corp.	2,803,185	1.0
125,548		News Corp. - Class A	2,936,568	1.0
31,500		Nike, Inc.	3,066,840	1.0
53,003		Starbucks Corp.	2,629,479	0.9
48,054		Target Corp.	3,079,781	1.0
72,897		Time Warner, Inc.	3,028,870	1.0
57,725		Walt Disney Co.	2,855,656	1.0
			35,090,610	11.8
		Consumer Staples: 11.8%
81,136		Altria Group, Inc.	2,755,379	0.9
72,144		Coca-Cola Co.	2,698,186	0.9
27,079		Colgate-Palmolive Co.	2,878,768	1.0
29,717		Costco Wholesale Corp.	2,908,403	1.0
60,036		CVS Caremark Corp.	2,734,640	0.9
51,771		HJ Heinz Co.	2,884,680	1.0
73,223		Kraft Foods, Inc.	3,040,951	1.0
39,664		PepsiCo, Inc.	2,872,863	1.0
32,254		Philip Morris International, Inc.	2,880,282	1.0
45,794		Procter & Gamble Co.	3,076,899	1.0
95,052		Walgreen Co.	3,399,059	1.1
40,418		Wal-Mart Stores, Inc.	2,934,347	1.0
			35,064,457	11.8
		Energy: 12.3%
43,658		Anadarko Petroleum Corp.	3,024,190	1.0
32,404		Apache Corp.	2,778,643	0.9
69,079		Baker Hughes, Inc.	3,150,002	1.0
26,703		Chevron Corp.	2,995,009	1.0
50,642		ConocoPhillips	2,875,959	1.0
48,582		Devon Energy Corp.	2,809,497	0.9
33,234		ExxonMobil Corp.	2,901,328	1.0
99,700		Halliburton Co.	3,266,172	1.1
44,437		National Oilwell Varco, Inc.	3,501,636	1.2
34,112		Occidental Petroleum Corp.	2,899,861	1.0
44,009		Schlumberger Ltd.	3,185,371	1.1
98,444		Williams Cos., Inc.	3,176,788	1.1
			36,564,456	12.3
		Financials: 14.0%
80,861		Allstate Corp.	3,014,498	1.0
48,707		American Express Co.	2,839,618	1.0
356,647		Bank of America Corp.	2,849,610	1.0
131,200		Bank of New York Mellon Corp.	2,957,248	1.0
33,536	@	Berkshire Hathaway, Inc.	2,828,426	0.9
51,918		Capital One Financial Corp.	2,934,925	1.0
104,598		Citigroup, Inc.	3,107,607	1.0
29,541		Goldman Sachs Group, Inc.	3,123,074	1.0
77,368		JPMorgan Chase & Co.	2,873,447	1.0
93,620		Metlife, Inc.	3,195,251	1.1
199,023		Morgan Stanley	2,985,345	1.0
18,212		Simon Property Group, Inc.	2,890,244	1.0
87,819		US Bancorp.	2,934,033	1.0
85,004		Wells Fargo & Co.	2,892,686	1.0
			41,426,012	14.0
		Health Care: 10.9%
43,884		Abbott Laboratories	2,876,157	1.0
38,659		Amgen, Inc.	3,244,263	1.1
53,530		Baxter International, Inc.	3,141,140	1.0
78,700		Bristol-Myers Squibb Co.	2,597,887	0.9
65,588		Eli Lilly & Co.	2,945,557	1.0
55,162	@	Gilead Sciences, Inc.	3,182,296	1.1
41,246		Johnson & Johnson	2,781,218	0.9
72,948		Medtronic, Inc.	2,966,066	1.0
67,874		Merck & Co., Inc.	2,921,976	1.0
122,533		Pfizer, Inc.	2,923,637	1.0
47,249		UnitedHealth Group, Inc.	2,565,621	0.9
			32,145,818	10.9
		Industrials: 13.7%
31,675		3M Co.	2,933,105	1.0
38,584		Boeing Co.	2,754,898	0.9
33,409		Caterpillar, Inc.	2,850,790	1.0
62,347		Emerson Electric Co.	3,162,240	1.1
31,098		FedEx Corp.	2,725,118	0.9
43,708		General Dynamics Corp.	2,863,311	1.0
136,651		General Electric Co.	2,830,042	0.9
52,174		Honeywell International, Inc.	3,049,570	1.0
32,656		Lockheed Martin Corp.	2,976,268	1.0
39,413		Norfolk Southern Corp.	2,855,866	1.0
50,315		Raytheon Co.	2,843,804	1.0
23,939		Union Pacific Corp.	2,907,152	1.0
35,821		United Parcel Service, Inc. - Class B	2,643,948	0.9
38,032		United Technologies Corp.	3,036,855	1.0
			40,432,967	13.7
		Information Technology: 15.9%
48,757		Accenture PLC	3,003,431	1.0
4,874		Apple, Inc.	3,242,380	1.1
167,497		Cisco Systems, Inc.	3,195,843	1.1
230,999	@	Dell, Inc.	2,446,279	0.8
67,697	@	eBay, Inc.	3,213,577	1.1
116,429	@	EMC Corp.	3,060,918	1.0
4,899	@	Google, Inc. - Class A	3,356,256	1.1
142,578		Hewlett-Packard Co.	2,406,717	0.8

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of August 31, 2012 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
14,445		International Business Machines Corp.	$2,814,608	1.0
106,884		Intel Corp.	2,653,930	0.9
6,557		Mastercard, Inc.	2,772,955	0.9
92,289		Microsoft Corp.	2,844,347	1.0
97,991		Oracle Corp.	3,101,415	1.0
50,842		Qualcomm, Inc.	3,124,749	1.1
102,739		Texas Instruments, Inc.	2,983,541	1.0
22,733		Visa, Inc.	2,915,507	1.0
			47,136,453	15.9
		Materials: 3.9%
90,029		Dow Chemical Co.	2,638,750	0.9
55,564		EI Du Pont de Nemours & Co.	2,764,309	0.9
85,583		Freeport-McMoRan Copper & Gold, Inc.	3,090,402	1.1
34,414		Monsanto Co.	2,997,804	1.0
			11,491,265	3.9
		Telecommunication Services: 1.9%
77,997		AT&T, Inc.	2,857,810	1.0
62,800		Verizon Communications, Inc.	2,696,632	0.9
			5,554,442	1.9
		Utilities: 2.8%
69,280		American Electric Power Co., Inc.	2,978,347	1.0
73,827		Exelon Corp.	2,692,471	0.9
59,710		Southern Co.	2,706,654	0.9
			8,377,472	2.8
		Total Common Stock (Cost $246,059,222)	293,283,952	99.0
SHORT-TERM INVESTMENTS: 0.8%
		Mutual Funds: 0.8%
2,485,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,485,000)	2,485,000	0.8
		Total Short-Term Investments (Cost $2,485,000)	2,485,000	0.8
		Total Investments in Securities (Cost $248,544,222)	$295,768,952	99.8
		Assets in Excess of Other Liabilities	537,357	0.2
		Net Assets	$296,306,309	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $254,037,329.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$48,654,564
		Gross Unrealized Depreciation	(6,922,941)
		Net Unrealized Appreciation	$41,731,623

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of August 31, 2012 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2012
Asset Table
Investments, at fair value
Common Stock*	$293,283,952	$—	$—	$293,283,952
Short-Term Investments	2,485,000	—	—	2,485,000
Total Investments, at fair value	$295,768,952	$—	$—	$295,768,952
Other Financial Instruments+
Futures	105,093	—	—	105,093
Total Assets	$295,874,045	$—	$—	$295,874,045

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended August 31, 2012.

ING Corporate Leaders 100 Fund Open Futures Contracts on August 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	30	09/21/12	$2,107,650	$105,093
			$2,107,650	$105,093

PORTFOLIO OF INVESTMENTS
ING Large Cap Growth Fund	as of August 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.9%
		Consumer Discretionary: 17.1%
10,770		CBS Corp. - Class B	$391,382	1.0
22,700		Comcast Corp. — Class A	761,131	1.9
3,650	@	Discovery Communications, Inc. - Class A	200,166	0.5
11,130		Gap, Inc.	398,677	1.0
12,620		Harley-Davidson, Inc.	529,535	1.3
15,330		Home Depot, Inc.	869,977	2.2
13,870		Macy’s, Inc.	559,100	1.4
7,270	@	Michael Kors Holdings Ltd.	392,217	1.0
5,620		Petsmart, Inc.	398,570	1.0
950	@	Priceline.com, Inc.	574,342	1.4
11,620		Starbucks Corp.	576,468	1.5
11,250		Walt Disney Co.	556,537	1.4
11,150		Wyndham Worldwide Corp.	581,361	1.5
			6,789,463	17.1
		Consumer Staples: 13.5%
6,760		Beam, Inc.	394,513	1.0
19,590		Coca-Cola Enterprises, Inc.	578,493	1.5
8,660		Costco Wholesale Corp.	847,554	2.1
8,020		Estee Lauder Cos., Inc.	480,799	1.2
3,730		JM Smucker Co.	316,938	0.8
4,990	@	Monster Beverage Corp.	294,061	0.7
11,990		Philip Morris International, Inc.	1,070,707	2.7
12,540		Wal-Mart Stores, Inc.	910,404	2.3
4,800		Whole Foods Market, Inc.	464,400	1.2
			5,357,869	13.5
		Energy: 5.0%
8,610	@	Cameron International Corp.	471,053	1.2
5,050		EOG Resources, Inc.	546,915	1.4
14,070		Halliburton Co.	460,933	1.2
6,210		National Oilwell Varco, Inc.	489,348	1.2
			1,968,249	5.0
		Financials: 4.4%
7,540		Ameriprise Financial, Inc.	414,021	1.0
3,150		Blackrock, Inc.	555,566	1.4
6,858		Prudential Financial, Inc.	373,830	0.9
7,150		Reinsurance Group of America, Inc.	419,991	1.1
			1,763,408	4.4
		Health Care: 12.2%
13,790		Abbott Laboratories	903,796	2.3
3,910	@	Biogen Idec, Inc.	573,167	1.5
9,374		Cardinal Health, Inc.	370,742	0.9
2,320		Cooper Cos., Inc.	194,532	0.5
8,210	@	Covidien PLC	460,170	1.2
10,940	@	Express Scripts Holding Co.	685,063	1.7
11,240	@	Gilead Sciences, Inc.	648,436	1.6
8,095		Johnson & Johnson	545,846	1.4
5,360	@	Watson Pharmaceuticals, Inc.	436,036	1.1
			4,817,788	12.2
		Industrials: 10.1%
12,085		Ametek, Inc.	414,636	1.0
13,170		Danaher Corp.	705,517	1.8
6,210		Dover Corp.	359,000	0.9
5,880		Equifax, Inc.	269,187	0.7
7,980		Pall Corp.	442,970	1.1
6,010		Roper Industries, Inc.	617,768	1.6
6,930		Tyco International Ltd.	390,713	1.0
6,620		Union Pacific Corp.	803,933	2.0
			4,003,724	10.1
		Information Technology: 31.5%
11,580		Analog Devices, Inc.	460,189	1.2
5,690		Apple, Inc.	3,785,216	9.5
5,910	@	Citrix Systems, Inc.	459,148	1.2
14,750	@	EMC Corp.	387,777	1.0
2,270	@	Google, Inc. - Class A	1,555,154	3.9
6,360		Intuit, Inc.	372,314	0.9
5,200	@	Micros Systems, Inc.	263,432	0.7
50,860		Microsoft Corp.	1,567,505	4.0
15,430	@	NetApp, Inc.	532,644	1.3
18,720	@	Nvidia Corp.	262,642	0.7
40,110		Oracle Corp.	1,269,481	3.2
13,110		Qualcomm, Inc.	805,741	2.0
6,020		Visa, Inc.	772,065	1.9
			12,493,308	31.5
		Materials: 3.1%
7,940		Eastman Chemical Co.	438,764	1.1
9,000		Monsanto Co.	783,990	2.0
			1,222,754	3.1
		Total Common Stock (Cost $36,417,161)	38,416,563	96.9
SHORT-TERM INVESTMENTS: 1.2%
		Mutual Funds: 1.2%
477,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $477,000)	477,000	1.2
		Total Short-Term Investments (Cost $477,000)	477,000	1.2
		Total Investments in Securities (Cost $36,894,161)	$38,893,563	98.1
		Assets in Excess of Other Liabilities	750,173	1.9
		Net Assets	$39,643,736	100.0

PORTFOLIO OF INVESTMENTS
ING Large Cap Growth Fund	as of August 31, 2012 (Unaudited) (Continued)

@	Non-income producing security
	Cost for federal income tax purposes is $36,961,299.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,585,386
	Gross Unrealized Depreciation	(653,122)
	Net Unrealized Appreciation	$1,932,264

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2012
Asset Table
Investments, at fair value
Common Stock*	$38,416,563	$—	$—	$38,416,563
Short-Term Investments	477,000	—	—	477,000
Total Investments, at fair value	$38,893,563	$—	$—	$38,893,563

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended August 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Consumer Discretionary: 15.2%
75,335		Arbitron, Inc.	$2,649,532	0.7
52,972	@	Bally Technologies, Inc.	2,346,130	0.6
63,800	@	Childrens Place Retail Stores, Inc.	3,632,772	1.0
125,459	@	Collective Brands, Inc.	2,714,933	0.7
151,603		Cooper Tire & Rubber Co.	3,030,544	0.8
195,400	@	Express, Inc.	3,050,194	0.8
157,800		Finish Line	3,623,088	0.9
52,181		Gildan Activewear, Inc.	1,585,259	0.4
12,600	@	Hibbett Sporting Goods, Inc.	731,304	0.2
94,900	@	Jack in the Box, Inc.	2,475,941	0.6
200,815	@	La-Z-Boy, Inc.	2,771,247	0.7
91,073	@	Life Time Fitness, Inc.	4,324,146	1.1
76,500		Monro Muffler, Inc.	2,589,525	0.7
291,685		OfficeMax, Inc.	1,694,690	0.4
202,647	@	Orient-Express Hotels Ltd.	1,781,267	0.5
31,763	@	Papa John’s International, Inc.	1,635,477	0.4
59,125		Pool Corp.	2,328,934	0.6
66,200		Regis Corp.	1,192,262	0.3
255,781	@	Ruby Tuesday, Inc.	1,729,079	0.5
121,700	@	Sally Beauty Holdings, Inc.	3,346,750	0.9
73,592	@	Sonic Corp.	689,557	0.2
58,300	L	Sturm Ruger & Co., Inc.	2,524,390	0.7
101,600	@	Wet Seal, Inc.	294,640	0.1
71,050		Wolverine World Wide, Inc.	3,341,481	0.9
37,070		Wyndham Worldwide Corp.	1,932,830	0.5
			58,015,972	15.2
		Consumer Staples: 1.7%
43,980		Casey’s General Stores, Inc.	2,487,069	0.7
101,485		Flowers Foods, Inc.	2,095,665	0.5
44,800		Sanderson Farms, Inc.	1,972,096	0.5
			6,554,830	1.7
		Energy: 6.2%
164,300	@	Bill Barrett Corp.	3,603,099	1.0
128,050	@	Carrizo Oil & Gas, Inc.	3,231,982	0.9
47,100	@	Dril-Quip, Inc.	3,298,884	0.9
119,400	@	Energy Partners Ltd.	2,056,068	0.5
268,500	@	Key Energy Services, Inc.	2,123,835	0.6
99,079	@	McMoRan Exploration Co.	1,251,368	0.3
143,240	L	Nordic American Tanker Shipping	1,677,340	0.4
375,049	@	Petroquest Energy, Inc.	2,389,062	0.6
95,219	@	Unit Corp.	3,787,812	1.0
			23,419,450	6.2
		Financials: 21.1%
27,100	@	Affiliated Managers Group, Inc.	3,187,502	0.8
45,200		American Campus Communities, Inc.	2,107,224	0.5
214,500		Capitol Federal Financial, Inc.	2,546,115	0.7
75,959		Cash America International, Inc.	2,948,728	0.8
105,800	@	Citizens Republic Bancorp, Inc.	2,165,726	0.6
80,247		Columbia Banking System, Inc.	1,431,606	0.4
224,409		CubeSmart	2,894,876	0.8
562,165		DCT Industrial Trust, Inc.	3,552,883	0.9
66,573		Entertainment Properties Trust	3,035,063	0.8
159,070		EverBank Financial Corp.	1,888,161	0.5
122,463		First American Financial Corp.	2,359,862	0.6
53,100		First Horizon National Corp.	475,776	0.1
163,300		FirstMerit Corp.	2,562,177	0.7
49,343		IBERIABANK Corp.	2,314,680	0.6
27,900		Jones Lang LaSalle, Inc.	2,012,427	0.5
135,084		LaSalle Hotel Properties	3,681,039	1.0
59,000		LTC Properties, Inc.	1,990,660	0.5
85,487		National Retail Properties, Inc.	2,655,226	0.7
92,774	@	Nationstar Mortgage Holdings, Inc.	2,516,031	0.7
44,482	@	Piper Jaffray Cos.	1,094,702	0.3
131,502		Primerica, Inc.	3,834,598	1.0
38,711		ProAssurance Corp.	3,454,183	0.9
80,009		Prosperity Bancshares, Inc.	3,368,379	0.9
137,316		Provident Financial Services, Inc.	2,120,159	0.6
81,700		Redwood Trust, Inc.	1,170,761	0.3
109,400		Selective Insurance Group	1,961,542	0.5
48,206	@	Signature Bank	3,115,554	0.8
136,500		Starwood Property Trust, Inc.	3,214,575	0.8
44,000	@	Stifel Financial Corp.	1,437,920	0.4
320,200		Susquehanna Bancshares, Inc.	3,365,302	0.9
48,220	@	SVB Financial Group	2,796,278	0.7
80,338		Wintrust Financial Corp.	3,005,445	0.8
			80,265,160	21.1
		Health Care: 11.3%
46,276	@	Acorda Therapeutics, Inc.	1,057,407	0.3
88,854	@	Align Technology, Inc.	3,016,593	0.8
75,285	@	Amsurg Corp.	2,214,132	0.6
63,900	@	Centene Corp.	2,594,979	0.7
48,129	@	Cubist Pharmaceuticals, Inc.	2,223,560	0.6
41,050	@	Haemonetics Corp.	3,024,153	0.8

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2012 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
189,034	@	Healthsouth Corp.	$4,328,879	1.1
79,100	@	Impax Laboratories, Inc.	1,872,297	0.5
33,600	@,L	Incyte Corp., Ltd.	672,336	0.2
115,200	@	InterMune, Inc.	849,024	0.2
122,300	@	Masimo Corp.	2,700,384	0.7
66,253	@	Medicines Co.	1,702,040	0.4
42,400	@	Mednax, Inc.	2,937,472	0.8
158,271	@,L	Nektar Therapeutics	1,357,965	0.3
8,575	@	Onyx Pharmaceuticals, Inc.	616,714	0.2
92,734		Owens & Minor, Inc.	2,595,625	0.7
60,942	@	PSS World Medical, Inc.	1,315,738	0.3
17,300	@	Salix Pharmaceuticals Ltd.	760,508	0.2
62,134		Steris Corp.	2,127,468	0.6
17,320	@	Theravance, Inc.	461,924	0.1
60,600	@	Thoratec Corp.	2,053,734	0.5
63,234		Universal Health Services, Inc.	2,526,198	0.7
			43,009,130	11.3
		Industrials: 17.6%
140,126		Actuant Corp.	3,940,343	1.0
62,400		Acuity Brands, Inc.	4,003,584	1.1
19,484	@	Allegiant Travel Co.	1,290,620	0.3
54,200	@	Atlas Air Worldwide Holdings, Inc.	2,791,300	0.7
138,042		Barnes Group, Inc.	3,267,454	0.9
118,430		Brady Corp.	3,325,514	0.9
28,660	@	Clean Harbors, Inc.	1,558,817	0.4
324,086	@	Diana Shipping, Inc.	2,142,209	0.6
77,280	@	Encore Capital Group, Inc.	2,166,158	0.6
85,100	@	FTI Consulting, Inc.	2,213,451	0.6
224,300		Heartland Express, Inc.	2,920,386	0.8
111,728	@	HUB Group, Inc.	3,363,013	0.9
17,848	@	Kirby Corp.	939,697	0.2
106,255	@	Mobile Mini, Inc.	1,816,961	0.5
244,400	@	Orbital Sciences Corp.	3,372,720	0.9
41,806		Regal-Beloit Corp.	2,845,316	0.7
49,400	@	Teledyne Technologies, Inc.	3,186,794	0.8
95,551	@	Tetra Tech, Inc.	2,478,593	0.6
77,396		Toro Co.	2,879,131	0.8
84,373	@	TrueBlue, Inc.	1,310,313	0.3
75,528		Universal Forest Products, Inc.	2,902,541	0.8
117,003		Waste Connections, Inc.	3,387,237	0.9
27,725		Watsco, Inc.	2,092,129	0.5
104,800		Watts Water Technologies, Inc.	3,840,920	1.0
90,077		Woodward Governor Co.	3,146,390	0.8
			67,181,591	17.6
		Information Technology: 16.1%
85,600	@,L	Acme Packet, Inc.	1,634,104	0.4
99,200		Adtran, Inc.	2,012,768	0.5
170,217	@	Advanced Energy Industries, Inc.	2,173,671	0.6
41,677	@	Ansys, Inc.	2,904,887	0.8
27,400	@	Ariba, Inc.	1,224,506	0.3
180,320	@	Arris Group, Inc.	2,457,762	0.6
92,700	@	Aruba Networks, Inc.	1,821,555	0.5
161,499	@	Bankrate, Inc.	2,774,553	0.7
28,570	@	CACI International, Inc.	1,525,352	0.4
131,900	@	Cardtronics, Inc.	3,726,175	1.0
48,800	@	Commvault Systems, Inc.	2,460,496	0.6
53,600		Flir Systems, Inc.	1,061,280	0.3
237,750	@	Formfactor, Inc.	1,210,147	0.3
26,609	@	Fortinet, Inc.	705,405	0.2
269,925	@	Integrated Device Technology, Inc.	1,436,001	0.4
11,400	@	Liquidity Services, Inc.	597,246	0.2
184,141	@,L	Logitech International S.A.	1,699,621	0.4
60,178	@	Micros Systems, Inc.	3,048,617	0.8
156,224	@	Microsemi Corp.	3,110,420	0.8
105,872		MKS Instruments, Inc.	2,870,190	0.8
144,700	@	Parametric Technology Corp.	3,074,875	0.8
99,803	@	Plexus Corp.	2,983,112	0.8
200,700	@	Polycom, Inc.	2,091,294	0.5
65,800		Power Integrations, Inc.	2,279,312	0.6
152,450	@	Progress Software Corp.	2,931,614	0.8
108,600	@	QLIK Technologies, Inc.	2,296,890	0.6
89,900	@	QLogic Corp.	1,094,083	0.3
90,200	@	Riverbed Technolgoy, Inc.	1,803,098	0.5
75,450	@	Synaptics, Inc.	2,295,189	0.6
			61,304,223	16.1
		Materials: 5.1%
96,023		Buckeye Technologies, Inc.	2,911,417	0.8
205,100		Commercial Metals Co.	2,612,974	0.7
114,500		HB Fuller Co.	3,481,945	0.9
42,707		Minerals Technologies, Inc.	2,895,962	0.7
730,300	@,L	Thompson Creek Metals Co., Inc.	2,059,446	0.5
141,500		Worthington Industries	2,957,350	0.8
179,020		Zep, Inc.	2,590,419	0.7
			19,509,513	5.1
		Telecommunication Services: 0.0%
16,281		Lumos Networks Corp.	141,319	0.0

		Utilities: 2.7%
68,260		Cleco Corp.	2,793,882	0.7
86,900		El Paso Electric Co.	2,875,521	0.8
58,060		Idacorp, Inc.	2,406,587	0.6

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2012 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
79,100	Portland General Electric Co.	$2,123,044	0.6
		10,199,034	2.7
	Total Common Stock
	(Cost $359,700,592)	369,600,222	97.0

EXCHANGE-TRADED FUNDS: 1.2%
57,600	iShares Russell 2000 Index Fund	4,676,544	1.2

	Total Exchange-Traded Funds
	(Cost $4,737,031)	4,676,544	1.2

	Total Long-Term Investments
	(Cost $364,437,623)	374,276,766	98.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
	Securities Lending Collateral(cc)(1): 3.0%
2,672,448	Barclays Bank PLC, Repurchase Agreement dated 08/31/12, 0.20%, due 09/04/12 (Repurchase Amount $2,672,507, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $2,725,904, due 05/20/42)	$2,672,448	0.7
549,544	JPMorgan Chase & Co., Repurchase Agreement dated 08/31/12, 0.17%, due 09/04/12 (Repurchase Amount $549,554, collateralized by various U.S. Government Securities, 0.250%-4.500%, Market Value plus accrued interest $560,536, due 03/31/14-05/15/38)	549,544	0.2
2,672,448	Merrill Lynch & Co., Inc., Repurchase Agreement dated 08/31/12, 0.20%, due 09/04/12 (Repurchase Amount $2,672,507, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $2,725,897, due 02/28/13-08/20/41)	2,672,448	0.7
2,672,448	Mizuho Securities USA Inc., Repurchase Agreement dated 08/31/12, 0.22%, due 09/04/12 (Repurchase Amount $2,672,512, collateralized by various U.S. Government Agency Obligations, 2.330%-8.500%, Market Value plus accrued interest $2,725,897, due 02/01/18-05/15/47)	2,672,448	0.7
2,672,448	Morgan Stanley, Repurchase Agreement dated 08/31/12, 0.20%, due 09/04/12 (Repurchase Amount $2,672,507, collateralized by various U.S. Government Agency Obligations, 2.329%-5.973%, Market Value plus accrued interest $2,725,899, due 01/01/34-07/01/42)	2,672,448	0.7
13,077	Nomura Securities, Repurchase Agreement dated 08/31/12, 0.23%, due 09/04/12 (Repurchase Amount $13,077, collateralized by various U.S. Government Agency Obligations, 2.500%-6.000%, Market Value plus accrued interest $13,339, due 11/01/18-12/01/47)	13,077	0.0
		11,252,413	3.0

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2012 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.8%
6,923,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $6,923,000)	$6,923,000	1.8
		Total Short-Term Investments
		(Cost $18,175,413)	18,175,413	4.8
		Total Investments in Securities (Cost $382,613,036)	$392,452,179	103.0
		Liabilities in Excess of Other Assets	(11,589,479)	(3.0)
		Net Assets	$380,862,700	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $382,621,156.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$39,818,728
		Gross Unrealized Depreciation	(29,987,705)
		Net Unrealized Appreciation	$9,831,023

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2012
Asset Table
Investments, at fair value
Common Stock*	$369,600,222	$—	$—	$369,600,222
Exchange-Traded Funds	4,676,544	—	—	4,676,544
Short-Term Investments	6,923,000	11,252,413	—	18,175,413
Total Investments, at fair value	$381,199,766	$11,252,413	$—	$392,452,179

*                 For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended August 31, 2012.

PORTFOLIO OF INVESTMENTS
ING SMID Cap Equity Fund	as of August 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Consumer Discretionary: 15.3%
69,790	@	Ascena Retail Group, Inc.	$1,381,842	0.8
34,553	@	Bally Technologies, Inc.	1,530,352	0.9
50,000	@	Big Lots, Inc.	1,522,000	0.8
119,900		Dana Holding Corp.	1,637,834	0.9
9,700	@	Fossil, Inc.	824,015	0.5
50,600	@, L	Imax Corp.	1,022,626	0.6
97,500		Interpublic Group of Cos., Inc.	1,037,400	0.6
41,400	@	Life Time Fitness, Inc.	1,965,672	1.1
51,300	@	LKQ Corp.	1,936,062	1.1
35,521		Monro Muffler, Inc.	1,202,386	0.7
11,400	@	Panera Bread Co.	1,765,860	1.0
2,573		Petsmart, Inc.	182,477	0.1
18,700		Polaris Industries, Inc.	1,406,053	0.8
59,900	@	Sally Beauty Holdings, Inc.	1,647,250	0.9
66,000	@	Tempur-Pedic International, Inc.	2,061,840	1.2
21,400	@	Ulta Salon Cosmetics & Fragrance, Inc.	2,011,600	1.1
31,500	@	Under Armour, Inc.	1,833,615	1.0
8,500	@	Visteon Corp.	391,170	0.2
34,100		Wyndham Worldwide Corp.	1,777,974	1.0
			27,138,028	15.3
		Consumer Staples: 1.5%
20,002		Church & Dwight Co., Inc.	1,094,909	0.6
78,150		Flowers Foods, Inc.	1,613,798	0.9
			2,708,707	1.5
		Energy: 5.0%
42,024		Arch Coal, Inc.	256,767	0.1
41,900		Cabot Oil & Gas Corp.	1,735,079	1.0
28,400		Helmerich & Payne, Inc.	1,296,176	0.7
29,400	@	Rowan Companies PLC	1,034,292	0.6
74,849	@	Superior Energy Services	1,554,614	0.9
56,558	@	Swift Energy Co.	1,102,315	0.6
46,645	@	Unit Corp.	1,855,538	1.1
			8,834,781	5.0
		Financials: 19.4%
16,193	@	Affiliated Managers Group, Inc.	1,904,621	1.1
39,500		American Campus Communities, Inc.	1,841,490	1.0
36,100		Arthur J. Gallagher & Co.	1,289,492	0.7
50,500		Axis Capital Holdings Ltd.	1,720,535	1.0
88,200		DDR Corp.	1,342,404	0.8
20,200		Digital Realty Trust, Inc.	1,505,102	0.8
17,700		Federal Realty Investment Trust	1,910,007	1.1
81,900		Fidelity National Financial, Inc.	1,542,996	0.9
146,000		First Horizon National Corp.	1,308,160	0.7
188,567		First Niagara Financial Group, Inc.	1,487,794	0.8
42,400		First Republic Bank	1,386,056	0.8
308,600		Huntington Bancshares, Inc.	2,036,760	1.1
56,800		LaSalle Hotel Properties	1,547,800	0.9
41,910		LTC Properties, Inc.	1,414,044	0.8
77,300		Nasdaq Stock Market, Inc.	1,767,851	1.0
20,919		ProAssurance Corp.	1,866,602	1.0
49,087		Raymond James Financial, Inc.	1,727,862	1.0
31,900		Reinsurance Group of America, Inc.	1,873,806	1.1
27,500	@	Signature Bank	1,777,325	1.0
27,700	@	SVB Financial Group	1,606,323	0.9
64,900		UDR, Inc.	1,638,725	0.9
			34,495,755	19.4
		Health Care: 10.6%
39,900	@	Alkermes PLC	732,165	0.4
12,800	@	BioMarin Pharmaceuticals, Inc.	477,952	0.3
11,460	@	Bio-Rad Laboratories, Inc.	1,150,355	0.6
14,069	@	Catamaran Corp.	1,226,113	0.7
36,455	@	Centene Corp.	1,480,438	0.8
14,167	@	Cubist Pharmaceuticals, Inc.	654,515	0.4
83,300	@	Healthsouth Corp.	1,907,570	1.1
18,200	@	Impax Laboratories, Inc.	430,794	0.2
6,900	@, L	Incyte Corp., Ltd.	138,069	0.1
4,400	@	Medivation, Inc.	461,384	0.3
23,200	@	Mednax, Inc.	1,607,296	0.9
10,636	@	Mettler Toledo International, Inc.	1,756,110	1.0
3,300	@	Onyx Pharmaceuticals, Inc.	237,336	0.1
1,800	@	Regeneron Pharmaceuticals, Inc.	266,490	0.2
42,226	@	Resmed, Inc.	1,586,431	0.9
33,900		Steris Corp.	1,160,736	0.7
13,253	@	Thoratec Corp.	449,144	0.3
10,942	@	United Therapeutics Corp.	592,181	0.3
46,593		Universal Health Services, Inc.	1,861,390	1.0
11,000	@	Vertex Pharmaceuticals, Inc.	586,630	0.3
			18,763,099	10.6
		Industrials: 15.2%
28,800		Acuity Brands, Inc.	1,847,808	1.0
30,100	@	Atlas Air Worldwide Holdings, Inc.	1,550,150	0.9
24,600	@	Clean Harbors, Inc.	1,337,994	0.8
44,000	@	EnPro Industries, Inc.	1,651,760	0.9

PORTFOLIO OF INVESTMENTS
ING SMID Cap Equity Fund	as of August 31, 2012 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
38,100		Equifax, Inc.	$1,744,218	1.0
35,676	@	FTI Consulting, Inc.	927,933	0.5
30,800		Gardner Denver, Inc.	1,856,624	1.0
20,700		GATX Corp.	852,012	0.5
126,800	@	GrafTech International Ltd.	1,188,116	0.7
41,033		Harsco Corp.	836,663	0.5
34,202		JB Hunt Transport Services, Inc.	1,793,553	1.0
34,700		Lennox International, Inc.	1,648,597	0.9
126,345	@	Orbital Sciences Corp.	1,743,561	1.0
25,368		Regal-Beloit Corp.	1,726,546	1.0
20,500		Snap-On, Inc.	1,423,110	0.8
56,800		Waste Connections, Inc.	1,644,360	0.9
50,000		Watts Water Technologies, Inc.	1,832,500	1.0
39,522		Woodward Governor Co.	1,380,503	0.8
			26,986,008	15.2
		Information Technology: 17.4%
54,100	@, L	Acme Packet, Inc.	1,032,769	0.6
12,669	@	Alliance Data Systems Corp.	1,743,888	1.0
32,447	@	Ansys, Inc.	2,261,556	1.3
65,600	@	Aruba Networks, Inc.	1,289,040	0.7
36,400	@	Cardtronics, Inc.	1,028,300	0.6
28,584	@	Commvault Systems, Inc.	1,441,205	0.8
61,700	@	Fairchild Semiconductor International, Inc.	895,884	0.5
54,500		Flir Systems, Inc.	1,079,100	0.6
64,300	@	Fortinet, Inc.	1,704,593	1.0
51,132	@	Informatica Corp.	1,666,903	0.9
123,600		Intersil Corp.	1,091,388	0.6
67,800		Jabil Circuit, Inc.	1,544,484	0.9
29,430	@	Micros Systems, Inc.	1,490,924	0.8
59,600	@	Nuance Communications, Inc.	1,421,460	0.8
155,100	@	ON Semiconductor Corp.	966,273	0.6
160,400	@	PMC - Sierra, Inc.	938,340	0.5
60,800	@	QLIK Technologies, Inc.	1,285,920	0.7
89,200	@	QLogic Corp.	1,085,564	0.6
73,000	@	Riverbed Technolgoy, Inc.	1,459,270	0.8
10,200	@	Semtech Corp.	250,104	0.2
79,800	@	Teradyne, Inc.	1,246,476	0.7
61,000	@	TIBCO Software, Inc.	1,825,120	1.0
41,439	@	Trimble Navigation Ltd.	2,032,583	1.2
			30,781,144	17.4
		Materials: 7.2%
25,000		Albemarle Corp.	1,368,250	0.8
21,100		Ashland, Inc.	1,553,593	0.9
24,200		Cliffs Natural Resources, Inc.	867,328	0.5
13,000		Commercial Metals Co.	165,620	0.1
19,500		Compass Minerals International, Inc.	1,400,490	0.8
13,100		Domtar Corp.	948,964	0.5
40,700		Greif, Inc. - Class A	1,811,150	1.0
13,856		Martin Marietta Materials, Inc.	1,058,321	0.6
19,400		Rock-Tenn Co.	1,295,338	0.7
33,400		Silgan Holdings, Inc.	1,400,462	0.8
68,500		Steel Dynamics, Inc.	837,070	0.5
			12,706,586	7.2
		Telecommunication Services: 1.4%
20,700	@	SBA Communications Corp.	1,237,446	0.7
48,340	@	TW Telecom, Inc.	1,215,751	0.7
			2,453,197	1.4
		Utilities: 3.8%
38,100		AGL Resources, Inc.	1,510,665	0.9
29,100		Alliant Energy Corp.	1,282,728	0.7
57,200		Great Plains Energy, Inc.	1,219,504	0.7
25,966		National Fuel Gas Co.	1,295,704	0.7
85,704		NV Energy, Inc.	1,503,248	0.8
			6,811,849	3.8
		Total Common Stock
		(Cost $161,671,175)	171,679,154	96.8

EXCHANGE-TRADED FUNDS: 1.7%

36,300		iShares Russell 2000 Index Fund	2,947,197	1.7

		Total Exchange-Traded Funds
		(Cost $2,887,690)	2,947,197	1.7

RIGHTS: –%
		Materials: –%
3,200	@, X	Gerber Scientific	—	—

		Total Rights
		(Cost $–)	—	—

		Total Long-Term Investments
		(Cost $164,558,865)	174,626,351	98.5

PORTFOLIO OF INVESTMENTS
ING SMID Cap Equity Fund	as of August 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
		Securities Lending Collateral(cc)(1): 1.2%
189,023		Barclays Bank PLC, Repurchase Agreement dated 08/31/12, 0.19%, due 09/04/12 (Repurchase Amount $189,027, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $192,804, due 01/31/17-02/15/20)	$189,023	0.1
1,000,000		BNP Paribas Bank, Repurchase Agreement dated 08/31/12, 0.20%, due 09/04/12 (Repurchase Amount $1,000,022, collateralized by various U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $1,020,000, due 08/01/27-08/20/42)	1,000,000	0.5
1,000,000		Merrill Lynch & Co., Inc., Repurchase Agreement dated 08/31/12, 0.20%, due 09/04/12 (Repurchase Amount $1,000,022, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $1,020,000, due 02/28/13-08/20/41)	1,000,000	0.6
			2,189,023	1.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.7%
3,033,800		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $3,033,800)	$3,033,800	1.7

		Total Short-Term Investments
		(Cost $5,222,823)	5,222,823	2.9

		Total Investments in Securities (Cost $169,781,688)	$179,849,174	101.4
		Liabilities in Excess of Other Assets	(2,491,473)	(1.4)
		Net Assets	$177,357,701	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $170,236,469.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$12,776,310
		Gross Unrealized Depreciation	(3,163,605)
		Net Unrealized Appreciation	$9,612,705

PORTFOLIO OF INVESTMENTS
ING SMID Cap Equity Fund	as of August 31, 2012 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2012
Asset Table
Investments, at fair value
Common Stock*	$171,679,154	$—	$—	$171,679,154
Exchange-Traded Funds	2,947,197	—	—	2,947,197
Rights	—	—	—	—
Short-Term Investments	3,033,800	2,189,023	—	5,222,823
Total Investments, at fair value	$177,660,151	$2,189,023	$—	$179,849,174

*                 For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended August 31, 2012.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 25, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	October 25, 2012